Advances for Vessels	6 Months Ended
Jun. 30, 2021
Advances For Assets Acquisitions And Assets Under Construction [Abstract]
Advances for Vessels	Advances for Vessels
Advances for vessels are comprised of the following:

Balance, December 31, 2020	9,126
Additions for advances, including capitalized expenses and interest	36,326
Transferred to vessel cost (refer to Note 3)	(14,247)
Balance, June 30, 2021	$31,205

Advances paid for vessels

•During the six-month period ended June 30, 2021, represent advances for the acquisition and construction of the vessels Paraskevi 2, Koulitsa 2 and for Hull 1392, Hull 11042 and Hull 11043 and BWTS and Scrubbers retrofitting and improvements of several vessels.